Exhibit 99.1
                      KPMG LLP
                                                                                                                  Suite 700
                                                                                                                  20 Pacificia
                                                                                                                  Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures
TCF Financial Corporation
Gateway One Lending & Finance, LLC (together, the “Company”)
Citigroup Global Markets Inc.
 (together with the Company, the “Specified Parties”)
Re:  TCF Auto Receivables Owner Trust 2016-PT1, Asset Backed Notes (the “Notes”)
We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to a pool of motor vehicle installment sale contracts which we were informed are intended to be included as collateral in the offering of the Notes.  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.
Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:
●	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.
●	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless other noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
●	The term “Receivables” means motor vehicle installment sale contracts secured by new and used automobiles, light-duty trucks and other similar vehicles.
●	The term “Data File” means an electronic data file, provided to us by the Company on November 8, 2016, containing certain information related to 25,578 Receivables as of the close of business on November 7, 2016 (the “Cutoff Date”).
●	The term “AIS Imaging Site” means the Company’s internal web-based system used to maintain Receivables Files.
●	The term “Links” means the Company’s servicing system used to track and account for its Receivables.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International
Cooperative (“KPMG International”), a Swiss entity.

●	The term “DMS” means the Dealer Management System used by dealers to submit borrower applications to the Company.
●	The term “Sample Receivables” means a sample of 150 Receivables which we were instructed by the Company to randomly select from the Data File. The Company did not inform us as to the basis for how they selected the number of Receivables that we were instructed to randomly select from the Data File. A listing of the Sample Receivables is attached hereto as Exhibit A.
●	The term “Receivable File” means any file containing some or all of the following documents: Installment Sale Contract, Certificate of Title, Application for Certificate of Title, Guarantee of Title, Notice of Security Interest, Electronic Title, Lien Receipts, Letter of Guarantee, Odometer Disclosure Statement, Assignment Without Recourse, Agreement to Furnish Insurance, AutoCheck Summary Report, Lien Holders Release Form, Motor Vehicle Registration, Transaction History Screenshot, Due Date Change Request Form, Credit Application contained in the AIS Imaging Site, Links Screenshot, and/or DMS Screenshot. The Receivable File, provided to us by the Company, was represented by the Company to be either the original Receivable File, a copy of the original Receivable File, and/or electronic records contained in the AIS Imaging Site, Links or DMS. We make no representation regarding the validity, enforceability, or authenticity of such Receivable File documents.
The Company is responsible for the Data File.
At the request of the Specified Parties, we performed the following procedures with respect to the Sample Receivables using the Receivable Files.  The absence of any of the noted documents or the inability to agree the indicated information from the Data File to the Receivable File for each of the attributes identified constituted an exception.  The Receivable File documents are listed in the order of priority until such attribute was compared.
Attribute	Receivable File
Receivable Number	Installment Sale Contract
Vehicle Identification Number	Installment Sale Contract
Original Amount Financed	Installment Sale Contract
Original Term	Installment Sale Contract
Scheduled Monthly Payment Amount	Installment Sale Contract
Annual Percentage Rate (“APR”)	Installment Sale Contract
New vs. Used	Installment Sale Contract, Odometer Disclosure Statement
Receivable Type (Simple Interest)	Installment Sale Contract
Contract Date	Installment Sale Contract, Agreement to Furnish Insurance and instructions provided by the Company listed below
Dealer State	Installment Sale Contract
Original Maturity Date	Links Screenshot

Attribute	Receivable File
Make/Model	Installment Sale Contract, Credit Application, AutoCheck Summary Report, DMS Screenshot
First Payment Date	Installment Sale Contract and instructions provided by the Specified Parties listed below
Current Maturity Date	Links Screenshot, Installment Sale Contract, Due Date Change Request Form (if applicable) and instructions provided by the Company listed below
Current Principal Balance	Links Screenshot, Transaction History Screenshot and instructions provided by the Company listed below
Legal Owner or Lien Holder Name
Certificate of Title, Application for Certificate of Title, Guarantee of Title, Notice of Security Interest, Assignment Without Recourse, Motor Vehicle Registration, Lien Holders Release Form, Electronic Title and instructions provided by the Company listed below

Presence of Credit Application	Credit Application
Presence of Certificate of Title	Certificate of Title, Application for Certificate of Title, Guarantee of Title, Lien Receipts, Letter of Guarantee, Assignment Without Recourse, Lien Holders Release Form, Electronic Title
Presence of Truth-in-Lending Disclosures	Installment Sale Contract
Presence of Installment Sale Contract	Installment Sale Contract
For purposes of comparing Contract Date, the Company instructed us to compare the “CONTRACT_DATE” field in the Data File to the corresponding contract date information on the Installment Sale Contract. In the event the contract date information was not available on the Installment Sale Contract, the Company instructed us to compare the “CONTRACT_DATE” field in the Data File to the date of the Agreement to Furnish Insurance.
For purposes of comparing First Payment Date, the Specified Parties instructed us to consider the First Payment Date to be in agreement if the difference between the First Payment Date in the Data File and the First Payment Date on the respective Installment Sale Contract was not greater than three (3) days.
For purposes of comparing Current Maturity Date, the Company instructed us to compare the “CURRENT _MATURITY_DATE” field in the Data File to the corresponding current maturity date information in the Links Screenshot. In the event the “CURRENT_MATURITY_DATE” field in the Data File did not agree with the corresponding current maturity date information in the Links Screenshot, the Company instructed us to recompute the Current Maturity Date by adding the Original Term on the Installment Sale Contract to the First Payment Date on the Installment Sale Contract or on the Due Date Change Request Form, if applicable.
For purposes of comparing Current Principal Balance, the Company instructed us to compare the “CURR_BAL” field in the Data File to the corresponding current principal balance information in the Links Screenshot. In the event the “CURR_BAL” field in the Data File did not agree with the corresponding information in the Links Screenshot, the Company instructed us to compare the “CURR_BAL” field in the Data File to the corresponding information in the Transaction History Screenshot, excluding any payments made after the Cutoff Date (identified as transactions with inputs in the “Payment Amt” field after the Cutoff Date in the Transaction History Screenshot).
For purposes of comparing Legal Owner or Lien Holder Name, the Company instructed us that the names “Gateway One,” “Gateway One Lending/Fin,” “Gateway One Lending Finance,” “Gateway One Lending,” “Gateway One Lending And Finance,” “Gateway One Lending Fin,” “Gateway One LNDNG & FIN LLC,” “Gateway One Lending And Fin,” “Gateway One Lend And Fin,” “GOLF,” “GATEWAYONE,” “GATEWAY ONE LENDING AND FINANCING LLC,” “Gateway One Lending & Finance, LLC,” “Gateway One L&F,” “Gateway 1 Lending & Finance,” “G.O.L.F,” “GatewayOne Lending,” “Gateway One Lending & Finance,” “Gateway One Lending & Finance TFC,” and “Gateway One Lending + Finance” were acceptable Legal Owner or Lien Holder Names for the Company.
The information regarding the Sample Receivables was found to be in agreement with the respective information in the Receivable Files, except as noted in Exhibit B. There were no conclusions that resulted from these procedures.
We were not engaged to, and did not, conduct an audit, examination or review, the objective of which would be the expression of an opinion or conclusion on the Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
The procedures performed were applied based on the information included in the Data File or instructions provided by the Company or Specified Parties, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding, (i) the physical existence of the Receivables, (ii) the reasonableness of the instructions provided by the Company or Specified Parties, (iii) the reliability or accuracy of the Data File, the Receivable Files, or data and documents furnished to us by the Company which were used in our procedures, or (iv) matters of legal interpretation.
The procedures performed were not intended to address, nor did they address:  (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.  The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).
The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.
This report is intended solely for the information and use of the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.
/s/ KPMG LLP
November 21, 2016

Exhibit A

The Sample Receivables

Sample Receivable Number	Receivable Number	Sample Receivable Number	Receivable Number	Sample Receivable Number	Receivable Number
1	XXXXXXXXXX4014	51	XXXXXXXXXX1088	101	XXXXXXXXXX4344
2	XXXXXXXXXX2481	52	XXXXXXXXXX7199	102	XXXXXXXXXX3704
3	XXXXXXXXXX3498	53	XXXXXXXXXX0924	103	XXXXXXXXXX4854
4	XXXXXXXXXX3395	54	XXXXXXXXXX4488	104	XXXXXXXXXX0714
5	XXXXXXXXXX9959	55	XXXXXXXXXX5178	105	XXXXXXXXXX9003
6	XXXXXXXXXX5573	56	XXXXXXXXXX0385	106	XXXXXXXXXX7215
7	XXXXXXXXXX3047	57	XXXXXXXXXX5818	107	XXXXXXXXXX1404
8	XXXXXXXXXX9762	58	XXXXXXXXXX0902	108	XXXXXXXXXX4027
9	XXXXXXXXXX9033	59	XXXXXXXXXX7368	109	XXXXXXXXXX4906
10	XXXXXXXXXX3369	60	XXXXXXXXXX5627	110	XXXXXXXXXX0951
11	XXXXXXXXXX5059	61	XXXXXXXXXX8665	111	XXXXXXXXXX5114
12	XXXXXXXXXX5068	62	XXXXXXXXXX3721	112	XXXXXXXXXX9793
13	XXXXXXXXXX3470	63	XXXXXXXXXX3989	113	XXXXXXXXXX6562
14	XXXXXXXXXX3701	64	XXXXXXXXXX7837	114	XXXXXXXXXX4869
15	XXXXXXXXXX0611	65	XXXXXXXXXX8467	115	XXXXXXXXXX7910
16	XXXXXXXXXX3368	66	XXXXXXXXXX0973	116	XXXXXXXXXX5045
17	XXXXXXXXXX9035	67	XXXXXXXXXX8324	117	XXXXXXXXXX1983
18	XXXXXXXXXX2332	68	XXXXXXXXXX6526	118	XXXXXXXXXX0762
19	XXXXXXXXXX0844	69	XXXXXXXXXX8497	119	XXXXXXXXXX4701
20	XXXXXXXXXX6993	70	XXXXXXXXXX6816	120	XXXXXXXXXX3586
21	XXXXXXXXXX1161	71	XXXXXXXXXX7089	121	XXXXXXXXXX7573
22	XXXXXXXXXX5262	72	XXXXXXXXXX9189	122	XXXXXXXXXX4115
23	XXXXXXXXXX1502	73	XXXXXXXXXX7095	123	XXXXXXXXXX1532
24	XXXXXXXXXX8729	74	XXXXXXXXXX4652	124	XXXXXXXXXX3314
25	XXXXXXXXXX1848	75	XXXXXXXXXX7980	125	XXXXXXXXXX6911
26	XXXXXXXXXX4518	76	XXXXXXXXXX7476	126	XXXXXXXXXX3488
27	XXXXXXXXXX0133	77	XXXXXXXXXX6989	127	XXXXXXXXXX6086
28	XXXXXXXXXX5509	78	XXXXXXXXXX7197	128	XXXXXXXXXX2868
29	XXXXXXXXXX6713	79	XXXXXXXXXX8029	129	XXXXXXXXXX7067
30	XXXXXXXXXX7821	80	XXXXXXXXXX2182	130	XXXXXXXXXX5542
31	XXXXXXXXXX5283	81	XXXXXXXXXX9167	131	XXXXXXXXXX9108
32	XXXXXXXXXX8319	82	XXXXXXXXXX8563	132	XXXXXXXXXX9554
33	XXXXXXXXXX9267	83	XXXXXXXXXX7421	133	XXXXXXXXXX9813
34	XXXXXXXXXX0908	84	XXXXXXXXXX1247	134	XXXXXXXXXX6607
35	XXXXXXXXXX6174	85	XXXXXXXXXX6859	135	XXXXXXXXXX4931
36	XXXXXXXXXX1787	86	XXXXXXXXXX4956	136	XXXXXXXXXX8917
37	XXXXXXXXXX5071	87	XXXXXXXXXX1457	137	XXXXXXXXXX7759
38	XXXXXXXXXX5969	88	XXXXXXXXXX2194	138	XXXXXXXXXX9573
39	XXXXXXXXXX6249	89	XXXXXXXXXX4879	139	XXXXXXXXXX0859
40	XXXXXXXXXX9590	90	XXXXXXXXXX5161	140	XXXXXXXXXX8800
41	XXXXXXXXXX2466	91	XXXXXXXXXX0700	141	XXXXXXXXXX4737
42	XXXXXXXXXX3897	92	XXXXXXXXXX8921	142	XXXXXXXXXX8118
43	XXXXXXXXXX5878	93	XXXXXXXXXX9977	143	XXXXXXXXXX1799
44	XXXXXXXXXX7129	94	XXXXXXXXXX2527	144	XXXXXXXXXX3067
45	XXXXXXXXXX8705	95	XXXXXXXXXX6569	145	XXXXXXXXXX1058
46	XXXXXXXXXX6513	96	XXXXXXXXXX3531	146	XXXXXXXXXX1082
47	XXXXXXXXXX7952	97	XXXXXXXXXX0933	147	XXXXXXXXXX2353
48	XXXXXXXXXX4019	98	XXXXXXXXXX8613	148	XXXXXXXXXX3839
49	XXXXXXXXXX7928	99	XXXXXXXXXX2351	149	XXXXXXXXXX6866
50	XXXXXXXXXX1761	100	XXXXXXXXXX3766	150	XXXXXXXXXX9661

Exhibit B
Exceptions List
Sample Receivable Number	Receivable Number	Attribute	Per Data File	Per Receivable File
43	XXXXXXXXXX5878	Make/Model	Tuscon	Elantra
44	XXXXXXXXXX7129	Contract Date	8/29/2016	8/26/2016
84	XXXXXXXXXX1247	Contract Date	8/9/2016	8/6/2016
96	XXXXXXXXXX3531	Vehicle Identification Number	Redacted	Redacted
114	XXXXXXXXXX4869	New vs. Used	New	Used
125	XXXXXXXXXX6911	Contract Date	9/2/2016	Not Available
136	XXXXXXXXXX8917	New vs. Used	New	Used
141	XXXXXXXXXX4737	Contract Date	10/20/2016	10/18/2016
146	XXXXXXXXXX1082	Vehicle Identification Number	Redacted	Redacted
147	XXXXXXXXXX2353	Contract Date	10/31/2016	10/25/2016